February 17, 2026

BNY MELLON FUNDS TRUST

BNY Mellon Asset Allocation Fund

BNY Mellon Bond Fund

BNY Mellon Massachusetts Intermediate Municipal Bond Fund

Supplement to Current Prospectus

The following information supersedes and replaces the information in the second paragraph in the section "Fund Summary – BNY Mellon Bond Fund – Portfolio Management" in the prospectus:

James DiChiaro and Scott Zaleski, CFA are the fund's primary portfolio managers, positions they have held since February 2026. Mr. DiChiaro is a senior portfolio manager at INA. Mr. Zaleski is Head of US Multi-Sector Fixed Income at INA.

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The following information supersedes and replaces the information in the second paragraph in the section "Fund Summary – BNY Mellon Massachusetts Municipal Bond Fund – Portfolio Management" in the prospectus:

Mary Collette O'Brien and Gregory J. Conant are the fund's primary portfolio managers, positions they have held since March 2006 and February 2026, respectively. Ms. O'Brien and Mr. Conant are senior portfolio managers at INA.

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The following information supersedes and replaces the information in the fourth paragraph in the section "Fund Summary – BNY Mellon Asset Allocation Fund – Portfolio Management" in the prospectus:

Brendan Murphy, CFA is the fund's primary portfolio manager responsible for managing the portion of the fund's assets invested directly in fixed-income securities, a position he has held since February 2026. Mr. Murphy is Head of Fixed Income, North America, at INA.

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The following chart supersedes and replaces the information in the chart for the indicated funds in the section "Fund Details – Management – Portfolio Managers" in the prospectus:

Name of Fund	Primary Portfolio Manager(s)
BNY Mellon Bond Fund	James DiChiaro and Scott Zaleski
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	Mary Collette O'Brien and Gregory J. Conant
BNY Mellon Asset Allocation Fund	Alicia Levine and Donald Sauber (investment allocation), Michael Mongelluzzo and Craig Prokopchak (equity portion) and Brendan Murphy (fixed-income portion)

The following information is added to the section "Fund Details – Management – Biographical Information" in the prospectus and supersedes and replaces any contrary information:

Gregory J. Conant has been a primary portfolio manager of BNY Mellon Massachusetts Intermediate Municipal Bond Fund since February 2026. Mr. Conant is a senior portfolio manager at INA. He has been employed by INA or an affiliate of INA since 1998.

James DiChiaro has been a primary portfolio manager of BNY Mellon Bond Fund since February 2026. Mr. DiChiaro is a senior portfolio manager at INA. He has been employed by INA or a predecessor company of INA since 1999.

Brendan Murphy has been a primary portfolio manager of BNY Mellon Asset Allocation Fund with respect to the fund's assets invested directly in fixed-income securities since February 2026. Mr. Murphy is Head of Fixed Income, North America, at INA. He has been employed by INA or a predecessor company of INA since 2005.

Mary Collette O'Brien, CFA, has been a primary portfolio manager of BNY Mellon Massachusetts Intermediate Municipal Bond Fund since March 2006. She is a senior portfolio at INA. Ms. O'Brien was employed by BNY Wealth from April 1995 until September 2025 and by INA since October 2025.

Scott Zaleski has been a primary portfolio manager of BNY Mellon Bond Fund since February 2026. Mr. Zaleski is Head of US Multi-Sector Fixed Income at INA. He has been employed by INA or a predecessor company of INA since 2014.

The information for John F. Flahive in the section "Fund Details – Management – Biographical Information" in the prospectus is removed in its entirety.

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